Balances and Transactions with Related Parties (Details 2) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪) People	Dec. 31, 2017 USD ($) People	Dec. 31, 2016 ILS (₪) People	Dec. 31, 2015 ILS (₪) People
Disclosure of transactions between related parties [line items]
No. of people	8	8	5	7
Amount	₪ 682	$ 197	₪ 513	₪ 921
Key management personnel and related parties [Member]
Disclosure of transactions between related parties [line items]
No. of people				2
Amount | ₪				₪ 444
Directors' fees [Member]
Disclosure of transactions between related parties [line items]
No. of people	8	8	5	5
Amount	₪ 682	$ 197	₪ 513	₪ 477